Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD VARIABLE INSURANCE FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 26, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Variable Insurance Fund Diversified Value Portfolio

Supplement Dated December 16, 2019, to the Prospectus and Summary Prospectus Dated April 26, 2019

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Variable Insurance Fund Diversified Value Portfolio (the Portfolio) approved restructuring of the Portfolio's investment advisory team, removing Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow, Hanley) as investment advisor to the Portfolio and adding Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley) and Lazard Asset Management LLC (Lazard) to the Portfolio's investment advisory team. All references to Barrow, Hanley and all other details and descriptions regarding Barrow, Hanley's management of certain assets of the Portfolio in the Prospectus and Summary Prospectus are deleted in their entirety.

Hotchkis and Wiley and Lazard each independently select and maintain a portfolio of common stocks for the Portfolio. The board of trustees determines the proportion of the Portfolio's assets to be managed by each advisor and may change these proportions at any time.

The change in the Portfolio's investment advisory arrangement is expected to change the Portfolio's expense ratio to 0.28%. The Portfolio's investment objective, principal investment strategies, and principal risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The following replaces a similar table under the heading "Fees and Expenses" in the Portfolio Summary section:

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.27%
12b-1 Distribution Fee	None

Other Expenses	0.01%

Total Annual Portfolio Operating Expenses1	0.28%

1 The expense information shown in the table has been restated to reflect estimated amounts.

In the same section, the following replaces a similar table under "Example":

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

The following is added under the heading "Principal Investment Strategies" in the Portfolio Summary section:

The Portfolio uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Portfolio.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. PS 64F 122019
Diversified Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Variable Insurance Fund Diversified Value Portfolio

Supplement Dated December 16, 2019, to the Prospectus and Summary Prospectus Dated April 26, 2019

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Variable Insurance Fund Diversified Value Portfolio (the Portfolio) approved restructuring of the Portfolio's investment advisory team, removing Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow, Hanley) as investment advisor to the Portfolio and adding Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley) and Lazard Asset Management LLC (Lazard) to the Portfolio's investment advisory team. All references to Barrow, Hanley and all other details and descriptions regarding Barrow, Hanley's management of certain assets of the Portfolio in the Prospectus and Summary Prospectus are deleted in their entirety.

Hotchkis and Wiley and Lazard each independently select and maintain a portfolio of common stocks for the Portfolio. The board of trustees determines the proportion of the Portfolio's assets to be managed by each advisor and may change these proportions at any time.

The change in the Portfolio's investment advisory arrangement is expected to change the Portfolio's expense ratio to 0.28%. The Portfolio's investment objective, principal investment strategies, and principal risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The following replaces a similar table under the heading "Fees and Expenses" in the Portfolio Summary section:

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.27%
12b-1 Distribution Fee	None

Other Expenses	0.01%

Total Annual Portfolio Operating Expenses1	0.28%

1 The expense information shown in the table has been restated to reflect estimated amounts.

In the same section, the following replaces a similar table under "Example":

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

The following is added under the heading "Principal Investment Strategies" in the Portfolio Summary section:

The Portfolio uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Portfolio.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. PS 64F 122019